Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE SPECIALIZED FINANCIAL SERVICES FUND

WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND

Class A, Class B, Class C and Investor Class

Supplement dated August 17, 2009, to the Prospectuses dated March 1, 2009.

This supplement contains important information about the Funds referenced above.

Effective immediately, in the section under the heading “The Investment Adviser,” the word “custodian,” in the last sentence of the fourth paragraph, is hereby deleted.

SFR089/P401SP

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO ADVANTAGE SPECIALIZED FINANCIAL SERVICES FUND

WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND

Supplement dated August 17, 2009, to the Statement of Additional Information dated March 1, 2009, as previously supplemented on March 31, 2009, April 17, 2009, and June 19, 2009.

This supplement contains important information about the Funds referenced above.

All Funds

Effective immediately, State Street Bank and Trust Company (“State Street”), replaces Wells Fargo Bank, N.A., and PNC Global Investing Service (U.S.), Inc. (“PNC”), as the Funds’ Custodian and fund accountant, respectively. All references to Wells Fargo Bank, N.A. as “Custodian” and PNC as the fund accountant for the Funds in the Statement of Additional Information are removed accordingly. The paragraphs under the headings “Custodian” and “Fund Accountant” on page 29 are deleted in their entirety and replaced with the following:

Custodian and Fund Accountant

State Street Bank and Trust Company (“State Street”), located at State Street Financial Center, One Lincoln Street Boston, Massachusetts 02111, acts as Custodian and fund accountant for the Funds. As Custodian, State Street, among other things, maintains a custody account or accounts in the name of each Fund, handles the receipt and delivery of securities, selects and monitors foreign sub custodians as the Funds’ global custody manager, determines income and collects interest on each Fund’s investments and maintains certain books and records. As fund accountant, State Street is responsible for calculating each Fund’s daily net asset value per share and for maintaining its portfolio and general accounting records. For its services, State Street is entitled to receive certain transaction fees, asset-based fees and out-of-pocket costs.

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND

Class A, Class C and Administrator Class

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND

Class A, Class B, Class C and Administrator Class

WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND

Class A, Class B, Class C and Administrator Class

WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND

Class A, Class C, Investor, Institutional and Administrator Class

WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND

Class A, Class B, Class C and Administrator Class

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

Class A, Class B, Class C, Investor, Institutional and Administrator Class

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

Class A, Class C, Investor and Institutional Class

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Class A, Class C, Investor, and Institutional Class

WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND

Class A, Class C and Investor Class

Supplement dated August 17, 2009, to the Prospectuses dated November 1, 2008,

as previously supplemented as the case may be.

This supplement contains important information about the Funds referenced above.

Effective immediately, in the section under the heading “The Investment Adviser,” the word “custodian,” in the last sentence of the fourth paragraph, is hereby deleted.

MIAM089/P1103SP

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND

WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND

WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND

WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND

WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND

Supplement dated August 17, 2009, to the Statement of Additional Information dated November 1, 2008,

as previously supplemented on November 17, 2008, December 29, 2008, January 8, 2009,

January 16, 2009, March 1, 2009, March 31, 2009, April 17, 2009, and June 19, 2009.

This supplement contains important information about the Funds referenced above.

All Funds

Effective immediately, State Street Bank and Trust Company (“State Street”), replaces Wells Fargo Bank, N.A., and PNC Global Investing Service (U.S.), Inc. (“PNC”), as the Funds’ Custodian and fund accountant, respectively. All references to Wells Fargo Bank, N.A. as “Custodian” and PNC as the fund accountant for the Funds in the Statement of Additional Information are removed accordingly. The paragraphs under the headings “Custodian” and “Fund Accountant” on page 49 are deleted in their entirety and replaced with the following:

Custodian and Fund Accountant

State Street Bank and Trust Company (“State Street”), located at State Street Financial Center, One Lincoln Street Boston, Massachusetts 02111, acts as Custodian and fund accountant for the Funds. As Custodian, State Street, among other things, maintains a custody account or accounts in the name of each Fund, handles the receipt and delivery of securities, selects and monitors foreign sub custodians as the Funds’ global custody manager, determines income and collects interest on each Fund’s investments and maintains certain books and records. As fund accountant, State Street is responsible for calculating each Fund’s daily net asset value per share and for maintaining its portfolio and general accounting records. For its services, State Street is entitled to receive certain transaction fees, asset-based fees and out-of-pocket costs.

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND

Class A, Class B, Class C, Investor, Institutional and Administrator Class

WELLS FARGO ADVANTAGE COMMON STOCK FUND

Class A, Class B, Class C, and Investor Class

WELLS FARGO ADVANTAGE DISCOVERY FUNDSM

Class A, Class C, Investor, Institutional and Administrator Class

WELLS FARGO ADVANTAGE ENTERPRISE FUNDSM

Class A, Class C, Investor, Institutional and Administrator Class

WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND

Class A, Class C, Investor, Institutional and Administrator Class

WELLS FARGO ADVANTAGE MID CAP GROWTH FUND

Class A, Class B, Class C, Investor, Institutional and Administrator Class

WELLS FARGO ADVANTAGE OPPORTUNITY FUNDSM

Class A, Class C, Investor and Administrator Class

WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND

Class A, Class C, Investor, Institutional and Administrator Class

WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND

Class A, Class B, Class C, Investor, Institutional and Administrator Class

WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITY FUND

Administrator Class

WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND

Class A, Class B, Class C, Investor and Institutional Class

WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND

Class A, Class C, Investor, Institutional and Administrator Class

Supplement dated August 17, 2009, to the Prospectuses dated March 1, 2009,

as previously supplemented as the case may be.

This supplement contains important information about the Funds referenced above.

Effective immediately, in the section under the heading “The Investment Adviser,” the word “custodian,” in the last sentence of the fourth paragraph, is hereby deleted.

SCAM089/P203SP

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND

WELLS FARGO ADVANTAGE COMMON STOCK FUND

WELLS FARGO ADVANTAGE DISCOVERY FUNDSM

WELLS FARGO ADVANTAGE ENTERPRISE FUNDSM

WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND

WELLS FARGO ADVANTAGE MID CAP GROWTH FUND

WELLS FARGO ADVANTAGE OPPORTUNITY FUNDSM

WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND

WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND

WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITY FUND

WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND

WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND

Supplement dated August 17, 2009, to the Statement of Additional Information dated March 1, 2009,

as previously supplemented on March 26, 2009, March 31, 2009, April 17, 2009,

June 19, 2009, and August 12, 2009.

This supplement contains important information about the Funds referenced above.

All Funds

Effective immediately, State Street Bank and Trust Company (“State Street”), replaces Wells Fargo Bank, N.A., and PNC Global Investing Service (U.S.), Inc. (“PNC”), as the Funds’ Custodian and fund accountant, respectively. All references to Wells Fargo Bank, N.A. as “Custodian” and PNC as the fund accountant for the Funds in the Statement of Additional Information are removed accordingly. The paragraphs under the headings “Custodian” and “Fund Accountant” on page 34 are deleted in their entirety and replaced with the following:

Custodian and Fund Accountant

State Street Bank and Trust Company (“State Street”), located at State Street Financial Center, One Lincoln Street Boston, Massachusetts 02111, acts as Custodian and fund accountant for the Funds. As Custodian, State Street, among other things, maintains a custody account or accounts in the name of each Fund, handles the receipt and delivery of securities, selects and monitors foreign sub custodians as the Funds’ global custody manager, determines income and collects interest on each Fund’s investments and maintains certain books and records. As fund accountant, State Street is responsible for calculating each Fund’s daily net asset value per share and for maintaining its portfolio and general accounting records. For its services, State Street is entitled to receive certain transaction fees, asset-based fees and out-of-pocket costs.